Prepaid Expenses and Deposits - Summary of Prepaid Expenses and Deposits (Detail) - USD ($) $ in Thousands	Nov. 30, 2023	Nov. 30, 2022
Current prepayments [abstract]
Prepaid expenses	$ 2,687	$ 6,320
Deposits	467	1,345
Prepaid Expenses and Deposits	$ 3,154	$ 7,665